Business acquisitions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 14, 2022	Dec. 31, 2021	May 07, 2021
Operating lease right-of-use asset	$ 4,028		$ 1,558
Common Stock shares	206,844,580		184,266,934
Brand [Member]
Estimated useful life	15 years
Contract Backlog [Member]
Estimated useful life	3 years
Customer Relationship
Estimated useful life	15 years
Non-compete agreement
Estimated useful life	4 years
Off Market Favorable [Member]
Estimated useful life	1 year
Customer Relationship One
Estimated useful life	15 years
Non-compete agreement One
Estimated useful life	4 years
ANS [Member]
Aggregate Purchase Price Payable to Shareholders				$ 6,900
Issued and outstanding shares, aggregate purchase price				$ 19,800
ANS [Member] | Preferred Stock B [Member]
Preferred Stock Issued				2,395,105
B W Electrical Services LLC [Member]
Non-compete agreement intangible asset	$ 100
Customer Relationship intangible asset	7,600
Contract backlog intangible asset	3,300
Brand intangible asset	600
Loan from Small Business Administration	2,000
Aggregate Purchase Price Payable to Shareholders	4,500
Issued and outstanding shares, aggregate purchase price	$ 18,000
Common Stock shares	1,285,714
Pension plan liability	$ 500
EV Depot [Member]
Non-compete agreement intangible asset	3,600
Customer Relationship intangible asset	11,300
Finite lived favorable leases intangible asset	1,000
Operating lease right-of-use asset	500
Aggregate Purchase Price Payable to Shareholders		$ 17,500
Aggregate purchase price		$ 18,800
Issuance of shares of common stock		5,201,863
Contingent consideration liability	$ 800	$ 3,500